Segment reporting (Details) - Schedule of segment - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consumer loan repayment and collection management services [Member]
Segment Reporting Information [Line Items]
Revenue	$ 156,062	$ 1,074,734	$ 3,618,823
Operating expenses	508,772	422,963	1,111,395
Income (loss) from operations	(352,710)	651,771	2,507,428
Income tax expense	14,783	177,169	628,913
Net income (loss)	(367,692)	474,496	1,886,956
Depreciation and amortization	1,347	6,836	20,643
Capital expenditure
Total assets	(3,715,787)	694,874	864,698
Loan recommendation services [Member]
Segment Reporting Information [Line Items]
Revenue	928,565	2,087,717	260,388
Operating expenses	20,717	821,624	154,222
Income (loss) from operations	907,848	1,266,093	106,166
Income tax expense	109,732	344,159	26,291
Net income (loss)	798,054	921,728	79,875
Depreciation and amortization	9,997	11,521
Capital expenditure
Total assets	4,011,568	1,174,137	258,176
Prepaid payment network services [Member]
Segment Reporting Information [Line Items]
Revenue	1,177,822	432,958	86,052
Operating expenses	236,039	170,392	262,426
Income (loss) from operations	941,783	262,566	(176,374)
Income tax expense	132,827	71,373	(43,842)
Net income (loss)	754,814	191,151	(132,478)
Depreciation and amortization	51,627	35,163	36,379
Capital expenditure	6,722
Total assets	1,629,846	915,577	709,201
Others [Member]
Segment Reporting Information [Line Items]
Revenue
Operating expenses	2,275,887
Income (loss) from operations	(2,275,887)
Income tax expense
Net income (loss)	(2,278,417)
Depreciation and amortization
Capital expenditure
Total assets	15,441,081
Total segment [Member]
Segment Reporting Information [Line Items]
Revenue	2,262,449	3,595,409	3,965,263
Operating expenses	3,041,415	1,414,979	1,528,043
Income (loss) from operations	(778,966)	2,180,430	2,437,220
Income tax expense	257,342	592,701	611,362
Net income (loss)	(1,093,241)	1,587,375	1,834,353
Depreciation and amortization	62,971	53,520	57,022
Capital expenditure	6,722
Total assets	$ 17,366,708	$ 2,784,588	$ 1,832,075